Note Payable (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Mar. 01, 2025	Jun. 30, 2023	Mar. 31, 2022	Mar. 01, 2022
Note Payable (Details) [Line Items]
Principal amount			$ 83,333		$ 83,333						$ 2,500,000
Note payable interest rate						10.00%
Principal repayments						$ 250,000
Remained outstanding						2,250,000
interest expense						$ 58,463
Warrants have an exercise price (in Dollars per share)						$ 0.49
Warrant exercisable						12 years	12 years
Debt discount amortized interest expense						$ 49,000	$ 49,000
Amortization of debt discount				$ 816,715	9,167	13,600
Repayment of debt				1,658,359
Interest expense		$ 1,483,390	34,112	2,021,996	49,028	$ 636,330
Debt incurred cost				63,840
Converted shares (in Shares)						4,372,601
Proceeds of note payable				$ 750,000	2,500,000	$ 2,500,000
Minimum [Member]
Note Payable (Details) [Line Items]
Net of unamortized discount						35,400
Maximum [Member]
Note Payable (Details) [Line Items]
Net of unamortized discount						2,214,600
Previously Reported [Member]
Note Payable (Details) [Line Items]
Amortization of debt discount						13,600
Repayment of debt						$ 378,524
Silicon Valley Bank [Member]
Note Payable (Details) [Line Items]
Warrants issued (in Shares)						40,292
Warrants have an exercise price (in Dollars per share)		$ 0.49		$ 0.49
Warrant exercisable				12 years
Debt discount amortized interest expense				$ 49,000
Amortization of debt discount				12,250
Promissory note principal amount			$ 83,333		$ 83,333							$ 2,500,000
Bearing interest rate												3.25%
Repayment of debt				750,000
Note payable outstanding		$ 1,500,000		1,500,000
Interest expense				58,315
Silicon Valley Bank [Member] | Minimum [Member]
Note Payable (Details) [Line Items]
Net of unamortized discount		23,150		23,150
Silicon Valley Bank [Member] | Maximum [Member]
Note Payable (Details) [Line Items]
Net of unamortized discount		1,476,850		1,476,850
Warrant [Member]
Note Payable (Details) [Line Items]
Warrants issued (in Shares)						40,292
Short-Term Notes [Member]
Note Payable (Details) [Line Items]
Proceeds from short-term				750,000
Loans unpaid principal amount		$ 18		$ 18
Notes exit fee rate		16.00%		16.00%
Repaid notes payable				$ 920,015
Convertible Notes Payable [Member]
Note Payable (Details) [Line Items]
Debt discount amortized interest expense				$ 804,465
Financing cost	$ 3,001,500
Net proceeds cost	2,798,410
Debt incurred cost	$ 203,090
Repayment rate	80.00%
Converted shares (in Shares)	937,961
Converted price (in Dollars per share)	$ 3.2	$ 3.2		$ 3.2
Debt discount amortized cost				$ 601,000
Debt additional paid-in capital				$ 750,000
Warrants to purchase common stock rate				50.00%
Warrants purchase				8.00%
Debt conversion converted instrument conversion price (in Dollars per share)				$ 3.2
Convertible Notes Payable [Member] | Minimum [Member]
Note Payable (Details) [Line Items]
Unamortized discount		$ 0		$ 0
Convertible Notes Payable [Member] | Maximum [Member]
Note Payable (Details) [Line Items]
Unamortized discount		0		$ 0
Convertible Notes Payable [Member] | Bear Interest Payable [Member]
Note Payable (Details) [Line Items]
Bearing interest rate	10.00%
Serve – Chief Executive Officer [Member]
Note Payable (Details) [Line Items]
Note payable interest rate										7.67%
Repayment rate				16.00%
Proceeds of note payable				$ 449,000
Outstanding note payable		$ 151,500		$ 151,500
Serve – Chief Executive Officer [Member] | Note Payable – Related Party [Member]
Note Payable (Details) [Line Items]
Note fees				$520,840
Forecast [Member]
Note Payable (Details) [Line Items]
Note payable interest rate									3.25%